Other taxes and royalties	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Other taxes and royalties
Note 25. Other taxes and royalties

	As of December 31, 2023	As of December 31, 2022
Current
Royalties and others	33,862	12,642
Tax withholdings	1,603	7,205
Other	1,084	465

Total current other taxes and royalties	36,549	20,312